Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS TRUST
Entity Central Index Key	0001469192
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000216486 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Global Infrastructure Fund (formerly known as MainStay CBRE Global Infrastructure Fund)
Class Name	Class A
Trading Symbol	VCRAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$69	1.28%
1.	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.28%	[1]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	10/16/2013	7.71%	19.30%	3.76%	5.60%
Class A Shares - Excluding sales charges		13.98%	26.25%	5.00%	6.23%
MSCI World Index (Net)[2]		11.13%%	33.68%%	12.03%%	9.78%%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		12.91%%	27.60%%	4.51%%	5.70%%
Morningstar Infrastructure Category Average[4]		12.69%%	25.77%%	6.20%%	5.66%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 16, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 871,069,730
Holdings Count | Holding	54
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$871,069,730%
Total number of portfolio holdings	$54%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.7%
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.4%
Pembina Pipeline Corp.	4.1%
Atmos Energy Corp.	3.9%
PG&E Corp.	3.5%
Equinix, Inc.	3.4%
CMS Energy Corp.	3.2%
PPL Corp.	3.2%
American Tower Corp.	3.2%
* Excluding short-term investments
Top Countries
United States	60.6%
Spain	9.1%
Canada	7.2%
United Kingdom	4.0%
France	3.4%
Italy	3.0%
Japan	2.9%
China	2.6%
Hong Kong	1.7%
Mexico	1.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.7%
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.4%
Pembina Pipeline Corp.	4.1%
Atmos Energy Corp.	3.9%
PG&E Corp.	3.5%
Equinix, Inc.	3.4%
CMS Energy Corp.	3.2%
PPL Corp.	3.2%
American Tower Corp.	3.2%
* Excluding short-term investments

C000216482 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Global Infrastructure Fund (formerly known as MainStay CBRE Global Infrastructure Fund)
Class Name	Class C
Trading Symbol	VCRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$112	2.08%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.08%	[2],[3]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	2/28/2019	12.52%	24.17%	4.17%	5.71%
Class C Shares - Excluding sales charges		13.52%	25.17%	4.17%	5.71%
MSCI World Index (Net)[2]		11.13%%	33.68%%	12.03%%	12.17%%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		12.91%%	27.60%%	4.51%%	5.79%%
Morningstar Infrastructure Category Average[4]		12.69%%	25.77%%	6.20%%	5.96%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 871,069,730
Holdings Count | Holding	54
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$871,069,730%
Total number of portfolio holdings	$54%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.7%
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.4%
Pembina Pipeline Corp.	4.1%
Atmos Energy Corp.	3.9%
PG&E Corp.	3.5%
Equinix, Inc.	3.4%
CMS Energy Corp.	3.2%
PPL Corp.	3.2%
American Tower Corp.	3.2%
* Excluding short-term investments
Top Countries
United States	60.6%
Spain	9.1%
Canada	7.2%
United Kingdom	4.0%
France	3.4%
Italy	3.0%
Japan	2.9%
China	2.6%
Hong Kong	1.7%
Mexico	1.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.7%
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.4%
Pembina Pipeline Corp.	4.1%
Atmos Energy Corp.	3.9%
PG&E Corp.	3.5%
Equinix, Inc.	3.4%
CMS Energy Corp.	3.2%
PPL Corp.	3.2%
American Tower Corp.	3.2%
* Excluding short-term investments

C000216483 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Global Infrastructure Fund (formerly known as MainStay CBRE Global Infrastructure Fund)
Class Name	Class I
Trading Symbol	VCRIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$52	0.97%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%	[4],[5]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	6/28/2013	14.16%	26.62%	5.32%	6.55%
MSCI World Index (Net)[2]		11.13%%	33.68%%	12.03%%	9.78%%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		12.91%%	27.60%%	4.51%%	5.70%%
Morningstar Infrastructure Category Average[4]		12.69%%	25.77%%	6.20%%	5.66%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 871,069,730
Holdings Count | Holding	54
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$871,069,730%
Total number of portfolio holdings	$54%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.7%
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.4%
Pembina Pipeline Corp.	4.1%
Atmos Energy Corp.	3.9%
PG&E Corp.	3.5%
Equinix, Inc.	3.4%
CMS Energy Corp.	3.2%
PPL Corp.	3.2%
American Tower Corp.	3.2%
* Excluding short-term investments
Top Countries
United States	60.6%
Spain	9.1%
Canada	7.2%
United Kingdom	4.0%
France	3.4%
Italy	3.0%
Japan	2.9%
China	2.6%
Hong Kong	1.7%
Mexico	1.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.7%
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.4%
Pembina Pipeline Corp.	4.1%
Atmos Energy Corp.	3.9%
PG&E Corp.	3.5%
Equinix, Inc.	3.4%
CMS Energy Corp.	3.2%
PPL Corp.	3.2%
American Tower Corp.	3.2%
* Excluding short-term investments

C000216484 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Global Infrastructure Fund (formerly known as MainStay CBRE Global Infrastructure Fund)
Class Name	Class R6
Trading Symbol	VCRQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$50	0.92%
1.	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%	[6]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	2/24/2020	14.17%	26.67%	4.13%
MSCI World Index (Net)[2]		11.13%%	33.68%%	11.03%%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		12.91%%	27.60%%	3.31%%
Morningstar Infrastructure Category Average[4]		12.69%%	25.77%%	3.18%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 871,069,730
Holdings Count | Holding	54
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$871,069,730%
Total number of portfolio holdings	$54%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.7%
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.4%
Pembina Pipeline Corp.	4.1%
Atmos Energy Corp.	3.9%
PG&E Corp.	3.5%
Equinix, Inc.	3.4%
CMS Energy Corp.	3.2%
PPL Corp.	3.2%
American Tower Corp.	3.2%
* Excluding short-term investments
Top Countries
United States	60.6%
Spain	9.1%
Canada	7.2%
United Kingdom	4.0%
France	3.4%
Italy	3.0%
Japan	2.9%
China	2.6%
Hong Kong	1.7%
Mexico	1.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.7%
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.4%
Pembina Pipeline Corp.	4.1%
Atmos Energy Corp.	3.9%
PG&E Corp.	3.5%
Equinix, Inc.	3.4%
CMS Energy Corp.	3.2%
PPL Corp.	3.2%
American Tower Corp.	3.2%
* Excluding short-term investments

C000216485 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Global Infrastructure Fund (formerly known as MainStay CBRE Global Infrastructure Fund)
Class Name	Investor Class
Trading Symbol	VCRVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$74	1.37%
1.	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.37%	[7]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Investor Class Shares - Including sales charges	2/24/2020	8.24%	19.85%	2.44%
Investor Class Shares - Excluding sales charges		13.94%	26.15%	3.68%
MSCI World Index (Net)[2]		11.13%%	33.68%%	11.03%%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		12.91%%	27.60%%	3.31%%
Morningstar Infrastructure Category Average[4]		12.69%%	25.77%%	3.18%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 871,069,730
Holdings Count | Holding	54
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$871,069,730%
Total number of portfolio holdings	$54%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.7%
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.4%
Pembina Pipeline Corp.	4.1%
Atmos Energy Corp.	3.9%
PG&E Corp.	3.5%
Equinix, Inc.	3.4%
CMS Energy Corp.	3.2%
PPL Corp.	3.2%
American Tower Corp.	3.2%
* Excluding short-term investments
Top Countries
United States	60.6%
Spain	9.1%
Canada	7.2%
United Kingdom	4.0%
France	3.4%
Italy	3.0%
Japan	2.9%
China	2.6%
Hong Kong	1.7%
Mexico	1.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.7%
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.4%
Pembina Pipeline Corp.	4.1%
Atmos Energy Corp.	3.9%
PG&E Corp.	3.5%
Equinix, Inc.	3.4%
CMS Energy Corp.	3.2%
PPL Corp.	3.2%
American Tower Corp.	3.2%
* Excluding short-term investments

C000216492 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Estate Fund(formerly known as MainStay CBRE Real Estate Fund)
Class Name	Class A
Trading Symbol	CLARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$65	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.18%	[8],[9]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	12/20/2002	11.20%	24.20%	2.65%	4.67%
Class A Shares - Excluding sales charges		17.67%	31.42%	3.88%	5.29%
Russell 3000® Index[2]		13.85%%	37.86%%	14.60%%	12.44%%
FTSE Nareit All Equity REITs Index[3]		21.15%%	34.09%%	4.09%%	6.72%%
CBRE Real Estate Tiered Index[4]		21.15%%	34.09%%	3.29%%	5.79%%
MSCI U.S. REIT® Index[5]		21.44%%	36.47%%	4.56%%	6.43%%
Morningstar Real Estate Category Average[6]		19.68%%	33.39%%	3.53%%	5.63%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.

3.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

4.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE NAREIT All Equity REITs Index thereafter.

5.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

6.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 20, 2002
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 294,158,178
Holdings Count | Holding	47
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$294,158,178%
Total number of portfolio holdings	$47%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Equinix, Inc.	10.1%
American Tower Corp.	8.4%
Realty Income Corp.	7.1%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	5.2%
Sun Communities, Inc.	4.3%
CubeSmart	3.9%
SBA Communications Corp.	3.6%
Invitation Homes, Inc.	3.5%
VICI Properties, Inc.	3.5%
* Excluding short-term investments
Sector Composition
Net Lease Properties	18.3%
Residential	13.5%
Technology Towers	12.0%
Technology Datacenters	10.8%
Industrial Properties	10.2%
Healthcare Facilities	9.3%
Community Shopping Centers	7.8%
Self Storage Property	6.2%
Enclosed Malls	5.6%
Office Buildings	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Equinix, Inc.	10.1%
American Tower Corp.	8.4%
Realty Income Corp.	7.1%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	5.2%
Sun Communities, Inc.	4.3%
CubeSmart	3.9%
SBA Communications Corp.	3.6%
Invitation Homes, Inc.	3.5%
VICI Properties, Inc.	3.5%
* Excluding short-term investments

C000216487 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Estate Fund (formerly known as MainStay CBRE Real Estate Fund)
Class Name	Class C
Trading Symbol	CRCRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$106	1.93%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.93%	[10],[11]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/17/2003	16.13%	29.19%	3.09%	4.49%
Class C Shares - Excluding sales charges		17.13%	30.19%	3.09%	4.49%
Russell 3000® Index[2]		13.85%%	37.86%%	14.60%%	12.44%%
FTSE Nareit All Equity REITs Index[3]		21.15%%	34.09%%	4.09%%	6.72%%
CBRE Real Estate Tiered Index[4]		21.15%%	34.09%%	3.29%%	5.79%%
MSCI U.S. REIT® Index[5]		21.44%%	36.47%%	4.56%%	6.43%%
Morningstar Real Estate Category Average[6]		19.68%%	33.39%%	3.53%%	5.63%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.

3.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

4.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE NAREIT All Equity REITs Index thereafter.

5.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

6.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 17, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 294,158,178
Holdings Count | Holding	47
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$294,158,178%
Total number of portfolio holdings	$47%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Equinix, Inc.	10.1%
American Tower Corp.	8.4%
Realty Income Corp.	7.1%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	5.2%
Sun Communities, Inc.	4.3%
CubeSmart	3.9%
SBA Communications Corp.	3.6%
Invitation Homes, Inc.	3.5%
VICI Properties, Inc.	3.5%
* Excluding short-term investments
Sector Composition
Net Lease Properties	18.3%
Residential	13.5%
Technology Towers	12.0%
Technology Datacenters	10.8%
Industrial Properties	10.2%
Healthcare Facilities	9.3%
Community Shopping Centers	7.8%
Self Storage Property	6.2%
Enclosed Malls	5.6%
Office Buildings	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Equinix, Inc.	10.1%
American Tower Corp.	8.4%
Realty Income Corp.	7.1%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	5.2%
Sun Communities, Inc.	4.3%
CubeSmart	3.9%
SBA Communications Corp.	3.6%
Invitation Homes, Inc.	3.5%
VICI Properties, Inc.	3.5%
* Excluding short-term investments

C000216489 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Estate Fund(formerly known as MainStay CBRE Real Estate Fund)
Class Name	Class I
Trading Symbol	CRARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$46	0.83%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.83%	[12],[13]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/31/1996	17.74%	31.64%	4.22%	5.64%
Russell 3000® Index[2]		13.85%%	37.86%%	14.60%%	12.44%%
FTSE Nareit All Equity REITs Index[3]		21.15%%	34.09%%	4.09%%	6.72%%
CBRE Real Estate Tiered Index[4]		21.15%%	34.09%%	3.29%%	5.79%%
MSCI U.S. REIT® Index[5]		21.44%%	36.47%%	4.56%%	6.43%%
Morningstar Real Estate Category Average[6]		19.68%%	33.39%%	3.53%%	5.63%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.

3.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

4.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE NAREIT All Equity REITs Index thereafter.

5.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

6.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 31, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 294,158,178
Holdings Count | Holding	47
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$294,158,178%
Total number of portfolio holdings	$47%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Equinix, Inc.	10.1%
American Tower Corp.	8.4%
Realty Income Corp.	7.1%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	5.2%
Sun Communities, Inc.	4.3%
CubeSmart	3.9%
SBA Communications Corp.	3.6%
Invitation Homes, Inc.	3.5%
VICI Properties, Inc.	3.5%
* Excluding short-term investments
Sector Composition
Net Lease Properties	18.3%
Residential	13.5%
Technology Towers	12.0%
Technology Datacenters	10.8%
Industrial Properties	10.2%
Healthcare Facilities	9.3%
Community Shopping Centers	7.8%
Self Storage Property	6.2%
Enclosed Malls	5.6%
Office Buildings	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Equinix, Inc.	10.1%
American Tower Corp.	8.4%
Realty Income Corp.	7.1%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	5.2%
Sun Communities, Inc.	4.3%
CubeSmart	3.9%
SBA Communications Corp.	3.6%
Invitation Homes, Inc.	3.5%
VICI Properties, Inc.	3.5%
* Excluding short-term investments

C000216491 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Estate Fund (formerly known as MainStay CBRE Real Estate Fund)
Class Name	Class R6
Trading Symbol	VREQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$41	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.74%	[14],[15]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	7/3/2014	17.79%	31.76%	4.32%	5.72%
Russell 3000® Index[2]		13.85%%	37.86%%	14.60%%	12.44%%
FTSE Nareit All Equity REITs Index[3]		21.15%%	34.09%%	4.09%%	6.72%%
CBRE Real Estate Tiered Index[4]		21.15%%	34.09%%	3.29%%	5.79%%
MSCI U.S. REIT® Index[5]		21.44%%	36.47%%	4.56%%	6.43%%
Morningstar Real Estate Category Average[6]		19.68%%	33.39%%	3.53%%	5.63%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.

3.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

4.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE NAREIT All Equity REITs Index thereafter.

5.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

6.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 03, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 294,158,178
Holdings Count | Holding	47
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$294,158,178%
Total number of portfolio holdings	$47%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Equinix, Inc.	10.1%
American Tower Corp.	8.4%
Realty Income Corp.	7.1%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	5.2%
Sun Communities, Inc.	4.3%
CubeSmart	3.9%
SBA Communications Corp.	3.6%
Invitation Homes, Inc.	3.5%
VICI Properties, Inc.	3.5%
* Excluding short-term investments
Sector Composition
Net Lease Properties	18.3%
Residential	13.5%
Technology Towers	12.0%
Technology Datacenters	10.8%
Industrial Properties	10.2%
Healthcare Facilities	9.3%
Community Shopping Centers	7.8%
Self Storage Property	6.2%
Enclosed Malls	5.6%
Office Buildings	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Equinix, Inc.	10.1%
American Tower Corp.	8.4%
Realty Income Corp.	7.1%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	5.2%
Sun Communities, Inc.	4.3%
CubeSmart	3.9%
SBA Communications Corp.	3.6%
Invitation Homes, Inc.	3.5%
VICI Properties, Inc.	3.5%
* Excluding short-term investments

C000216488 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Estate Fund (formerly known as MainStay CBRE Real Estate Fund)
Class Name	Investor Class
Trading Symbol	CRVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$68	1.24%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.24%	[16],[17]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Investor Class Shares - Including sales charges	2/24/2020	11.66%	24.69%	1.76%
Investor Class Shares - Excluding sales charges		17.54%	31.25%	3.00%
Russell 3000® Index[2]		13.85%%	37.86%%	13.15%%
FTSE Nareit All Equity REITs Index[3]		21.15%%	34.09%%	2.99%%
CBRE Real Estate Tiered Index[4]		21.15%%	34.09%%	2.59%%
MSCI U.S. REIT® Index[5]		21.44%%	36.47%%	3.93%%
Morningstar Real Estate Category Average[6]		19.68%%	33.39%%	2.65%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.

3.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

4.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE NAREIT All Equity REITs Index thereafter.

5.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

6.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 294,158,178
Holdings Count | Holding	47
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$294,158,178%
Total number of portfolio holdings	$47%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Equinix, Inc.	10.1%
American Tower Corp.	8.4%
Realty Income Corp.	7.1%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	5.2%
Sun Communities, Inc.	4.3%
CubeSmart	3.9%
SBA Communications Corp.	3.6%
Invitation Homes, Inc.	3.5%
VICI Properties, Inc.	3.5%
* Excluding short-term investments
Sector Composition
Net Lease Properties	18.3%
Residential	13.5%
Technology Towers	12.0%
Technology Datacenters	10.8%
Industrial Properties	10.2%
Healthcare Facilities	9.3%
Community Shopping Centers	7.8%
Self Storage Property	6.2%
Enclosed Malls	5.6%
Office Buildings	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Equinix, Inc.	10.1%
American Tower Corp.	8.4%
Realty Income Corp.	7.1%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	5.2%
Sun Communities, Inc.	4.3%
CubeSmart	3.9%
SBA Communications Corp.	3.6%
Invitation Homes, Inc.	3.5%
VICI Properties, Inc.	3.5%
* Excluding short-term investments

C000219988 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative ETF Allocation Fund (formerly known as MainStay Conservative ETF Allocation Fund)
Class Name	Class A
Trading Symbol	MNEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class A	$42	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[18],[19],[20]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	4.52%	14.86%	3.80%)
Class A Shares - Excluding sales charges		7.75%	18.41%	4.53%)
Bloomberg U.S. Aggregate Bond Index[2]		5.31%%	10.55%%	(1.60)%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Conservative Allocation Composite Index[5]		7.74%%	19.56%%	4.95%)%
Morningstar Moderately Conservative Allocation Category Average[6]		7.15%%	18.41%%	5.22%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 48,716,339
Holdings Count | Holding	23
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$48,716,339%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$39%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Fixed Income Funds	56.3%)
Equity Funds	41.6%)
Short-Term Investments	6.2%)
Other Assets, Less Liabilities	(4.1)%

C000219986 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative ETF Allocation Fund (formerly known as MainStay Conservative ETF Allocation Fund)
Class Name	Class C
Trading Symbol	MNEKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$81	1.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.55%	[21],[22],[23]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	6.26%	16.40%	3.73%)
Class C Shares - Excluding sales charges		7.26%	17.40%	3.73%)
Bloomberg U.S. Aggregate Bond Index[2]		5.31%%	10.55%%	(1.60)%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Conservative Allocation Composite Index[5]		7.74%%	19.56%%	4.95%)%
Morningstar Moderately Conservative Allocation Category Average[6]		7.15%%	18.41%%	5.22%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 48,716,339
Holdings Count | Holding	23
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$48,716,339%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$39%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Fixed Income Funds	56.3%)
Equity Funds	41.6%)
Short-Term Investments	6.2%)
Other Assets, Less Liabilities	(4.1)%

C000219987 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative ETF Allocation Fund (formerly known as MainStay Conservative ETF Allocation Fund)
Class Name	Class I
Trading Symbol	MNELX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class I	$29	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[24],[25],[26]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class I Shares	6/30/2020	7.79%	18.61%	4.77%)
Bloomberg U.S. Aggregate Bond Index[2]		5.31%%	10.55%%	(1.60)%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Conservative Allocation Composite Index[5]		7.74%%	19.56%%	4.95%)%
Morningstar Moderately Conservative Allocation Category Average[6]		7.15%%	18.41%%	5.22%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 48,716,339
Holdings Count | Holding	23
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$48,716,339%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$39%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Fixed Income Funds	56.3%)
Equity Funds	41.6%)
Short-Term Investments	6.2%)
Other Assets, Less Liabilities	(4.1)%

C000219985 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative ETF Allocation Fund (formerly known as MainStay Conservative ETF Allocation Fund)
Class Name	Class R3
Trading Symbol	MNERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class R3	$60	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[27],[28],[29]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class R3 Shares	6/30/2020	7.60%	17.98%	4.15%)
Bloomberg U.S. Aggregate Bond Index[2]		5.31%%	10.55%%	(1.60)%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Conservative Allocation Composite Index[5]		7.74%%	19.56%%	4.95%)%
Morningstar Moderately Conservative Allocation Category Average[6]		7.15%%	18.41%%	5.22%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 48,716,339
Holdings Count | Holding	23
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$48,716,339%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$39%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Fixed Income Funds	56.3%)
Equity Funds	41.6%)
Short-Term Investments	6.2%)
Other Assets, Less Liabilities	(4.1)%

C000221684 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative ETF Allocation Fund (formerly known as MainStay Conservative ETF Allocation Fund)
Class Name	SIMPLE Class
Trading Symbol	MNEVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
SIMPLE Class	$55	1.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[30],[31],[32]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	7.54%	18.06%	3.32%)
Bloomberg U.S. Aggregate Bond Index[2]		5.31%%	10.55%%	(1.82)%%
S&P 500® Index[3]		14.08%%	38.02%%	14.17%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	7.64%)%
Conservative Allocation Composite Index[5]		7.74%%	19.56%%	3.92%)%
Morningstar Moderately Conservative Allocation Category Average[6]		7.15%%	18.41%%	4.11%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 48,716,339
Holdings Count | Holding	23
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$48,716,339%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$39%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Fixed Income Funds	56.3%)
Equity Funds	41.6%)
Short-Term Investments	6.2%)
Other Assets, Less Liabilities	(4.1)%

C000219998 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity ETF Allocation Fund(formerly known as MainStay Equity ETF Allocation Fund)
Class Name	Class A
Trading Symbol	MWFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$38	0.72%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[33],[34]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	7.17%	26.67%	11.10%
Class A Shares - Excluding sales charges		10.49%	30.58%	11.88%
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%%
Equity Allocation Composite Index[5]		11.44%%	34.18%%	14.99%%
Morningstar Aggressive Allocation Category Average[6]		9.83%%	29.22%%	10.91%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 99,485,212
Holdings Count | Holding	15
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$99,485,212%
Total number of portfolio holdings	$15%
Portfolio turnover rate	$39%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	99.7%)
Short-Term Investment	0.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

C000219999 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity ETF Allocation Fund(formerly known as MainStay Equity ETF Allocation Fund)
Class Name	Class C
Trading Symbol	MWFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$79	1.48%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.48%	[35],[36]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	9.05%	28.65%	11.04%
Class C Shares - Excluding sales charges		10.05%	29.65%	11.04%
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%%
Equity Allocation Composite Index[5]		11.44%%	34.18%%	14.99%%
Morningstar Aggressive Allocation Category Average[6]		9.83%%	29.22%%	10.91%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 99,485,212
Holdings Count | Holding	15
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$99,485,212%
Total number of portfolio holdings	$15%
Portfolio turnover rate	$39%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	99.7%)
Short-Term Investment	0.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

C000220000 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity ETF Allocation Fund (formerly known as MainStay Equity ETF Allocation Fund)
Class Name	Class I
Trading Symbol	MWFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$25	0.47%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[37],[38]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class I Shares	6/30/2020	10.69%	30.98%	12.17%
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%%
Equity Allocation Composite Index[5]		11.44%%	34.18%%	14.99%%
Morningstar Aggressive Allocation Category Average[6]		9.83%%	29.22%%	10.91%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 99,485,212
Holdings Count | Holding	15
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$99,485,212%
Total number of portfolio holdings	$15%
Portfolio turnover rate	$39%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	99.7%)
Short-Term Investment	0.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

C000219997 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity ETF Allocation Fund(formerly known as MainStay Equity ETF Allocation Fund)
Class Name	Class R3
Trading Symbol	MWFQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$57	1.07%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%	[39],[40]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class R3 Shares	6/30/2020	10.30%	30.20%	11.50%
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%%
Equity Allocation Composite Index[5]		11.44%%	34.18%%	14.99%%
Morningstar Aggressive Allocation Category Average[6]		9.83%%	29.22%%	10.91%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 99,485,212
Holdings Count | Holding	15
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$99,485,212%
Total number of portfolio holdings	$15%
Portfolio turnover rate	$39%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	99.7%)
Short-Term Investment	0.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

C000221686 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity ETF Allocation Fund (formerly known as MainStay Equity ETF Allocation Fund)
Class Name	SIMPLE Class
Trading Symbol	MWFVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$52	0.98%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[41],[42]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	10.37%	30.29%	9.35%
Russell 3000® Index[2]		13.85%%	37.86%%	13.46%%
S&P 500® Index[3]		14.08%%	38.02%%	14.17%%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	7.64%%
Equity Allocation Composite Index[5]		11.44%%	34.18%%	12.58%%
Morningstar Aggressive Allocation Category Average[6]		9.83%%	29.22%%	8.85%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 99,485,212
Holdings Count | Holding	15
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$99,485,212%
Total number of portfolio holdings	$15%
Portfolio turnover rate	$39%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	99.7%)
Short-Term Investment	0.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

C000220005 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate ETF Allocation Fund (formerly known as MainStay Moderate ETF Allocation Fund)
Class Name	Class A
Trading Symbol	MDAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$34	0.65%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[43],[44]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	5.69%	19.14%	6.53%)
Class A Shares - Excluding sales charges		8.96%	22.82%	7.28%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Moderate Allocation Composite Index[6]		8.96%%	24.28%%	8.27%)%
Morningstar Moderate Allocation Category Average[7]		8.49%%	22.70%%	8.49%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 152,102,957
Holdings Count | Holding	23
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$152,102,957%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$40%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	61.6%)
Fixed Income Funds	36.3%)
Short-Term Investments	6.8%)
Other Assets, Less Liabilities	(4.7)%

C000220001 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate ETF Allocation Fund (formerly known as MainStay Moderate ETF Allocation Fund)
Class Name	Class C
Trading Symbol	MDAKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$76	1.45%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.45%	[45],[46]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	7.57%	20.92%	6.45%)
Class C Shares - Excluding sales charges		8.57%	21.92%	6.45%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Moderate Allocation Composite Index[6]		8.96%%	24.28%%	8.27%)%
Morningstar Moderate Allocation Category Average[7]		8.49%%	22.70%%	8.49%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 152,102,957
Holdings Count | Holding	23
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$152,102,957%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$40%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	61.6%)
Fixed Income Funds	36.3%)
Short-Term Investments	6.8%)
Other Assets, Less Liabilities	(4.7)%

C000220002 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate ETF Allocation Fund (formerly known as MainStay Moderate ETF Allocation Fund)
Class Name	Class I
Trading Symbol	MDAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$21	0.40%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[47],[48]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class I Shares	6/30/2020	9.12%	23.18%	7.58%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Moderate Allocation Composite Index[6]		8.96%%	24.28%%	8.27%)%
Morningstar Moderate Allocation Category Average[7]		8.49%%	22.70%%	8.49%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 152,102,957
Holdings Count | Holding	23
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$152,102,957%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$40%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	61.6%)
Fixed Income Funds	36.3%)
Short-Term Investments	6.8%)
Other Assets, Less Liabilities	(4.7)%

C000220003 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate ETF Allocation Fund (formerly known as MainStay Moderate ETF Allocation Fund)
Class Name	Class R3
Trading Symbol	MDARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$53	1.00%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[49],[50]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class R3 Shares	6/30/2020	8.80%	22.48%	6.94%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Moderate Allocation Composite Index[6]		8.96%%	24.28%%	8.27%)%
Morningstar Moderate Allocation Category Average[7]		8.49%%	22.70%%	8.49%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 152,102,957
Holdings Count | Holding	23
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$152,102,957%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$40%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	61.6%)
Fixed Income Funds	36.3%)
Short-Term Investments	6.8%)
Other Assets, Less Liabilities	(4.7)%

C000221687 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate ETF Allocation Fund (formerly known as MainStay Moderate ETF Allocation Fund)
Class Name	SIMPLE Class
Trading Symbol	MDAVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$50	0.95%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[51],[52]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	8.81%	22.55%	5.61%)
Russell 3000® Index[2]		13.85%%	37.86%%	13.46%)%
S&P 500® Index[3]		14.08%%	38.02%%	14.17%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	7.64%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.82)%%
Moderate Allocation Composite Index[6]		8.96%%	24.28%%	6.80%)%
Morningstar Moderate Allocation Category Average[7]		8.49%%	22.70%%	7.04%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 152,102,957
Holdings Count | Holding	23
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$152,102,957%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$40%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	61.6%)
Fixed Income Funds	36.3%)
Short-Term Investments	6.8%)
Other Assets, Less Liabilities	(4.7)%

C000220007 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth ETF Allocation Fund (formerly known as MainStay Growth ETF Allocation Fund)
Class Name	Class A
Trading Symbol	MOEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$37	0.69%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[53],[54]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	6.62%	23.25%	9.31%)
Class A Shares - Excluding sales charges		9.92%	27.06%	10.08%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Growth Allocation Composite Index[6]		10.20%%	29.15%%	11.62%)%
Morningstar Moderately Aggressive Allocation Category Average[7]		8.72%%	25.81%%	10.05%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index formeasuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 127,264,523
Holdings Count | Holding	24
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$127,264,523%
Total number of portfolio holdings	$24%
Portfolio turnover rate	$42%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	81.7%)
Fixed Income Funds	16.2%)
Short-Term Investments	4.4%)
Other Assets, Less Liabilities	(2.3)%

C000220008 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth ETF Allocation Fund (formerly known as MainStay Growth ETF Allocation Fund)
Class Name	Class C
Trading Symbol	MOECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$77	1.46%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.46%	[55],[56]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	8.43%	25.05%	9.24%)
Class C Shares - Excluding sales charges		9.43%	26.05%	9.24%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Growth Allocation Composite Index[6]		10.20%%	29.15%%	11.62%)%
Morningstar Moderately Aggressive Allocation Category Average[7]		8.72%%	25.81%%	10.05%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index formeasuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 127,264,523
Holdings Count | Holding	24
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$127,264,523%
Total number of portfolio holdings	$24%
Portfolio turnover rate	$42%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	81.7%)
Fixed Income Funds	16.2%)
Short-Term Investments	4.4%)
Other Assets, Less Liabilities	(2.3)%

C000220010 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth ETF Allocation Fund (formerly known as MainStay Growth ETF Allocation Fund)
Class Name	Class I
Trading Symbol	MOEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$23	0.44%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[57],[58]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class I Shares	6/30/2020	9.94%	27.34%	10.34%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Growth Allocation Composite Index[6]		10.20%%	29.15%%	11.62%)%
Morningstar Moderately Aggressive Allocation Category Average[7]		8.72%%	25.81%%	10.05%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index formeasuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 127,264,523
Holdings Count | Holding	24
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$127,264,523%
Total number of portfolio holdings	$24%
Portfolio turnover rate	$42%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	81.7%)
Fixed Income Funds	16.2%)
Short-Term Investments	4.4%)
Other Assets, Less Liabilities	(2.3)%

C000220011 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth ETF Allocation Fund (formerly known as MainStay Growth ETF Allocation Fund)
Class Name	Class R3
Trading Symbol	MOERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$55	1.04%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%	[59],[60]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class R3 Shares	6/30/2020	9.70%	26.62%	9.69%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Growth Allocation Composite Index[6]		10.20%%	29.15%%	11.62%)%
Morningstar Moderately Aggressive Allocation Category Average[7]		8.72%%	25.81%%	10.05%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index formeasuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 127,264,523
Holdings Count | Holding	24
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$127,264,523%
Total number of portfolio holdings	$24%
Portfolio turnover rate	$42%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	81.7%)
Fixed Income Funds	16.2%)
Short-Term Investments	4.4%)
Other Assets, Less Liabilities	(2.3)%

C000221688 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth ETF Allocation Fund (formerly known as MainStay Growth ETF Allocation Fund)
Class Name	SIMPLE Class
Trading Symbol	MOEVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$51	0.96%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[61],[62]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	9.77%	26.69%	8.05%)
Russell 3000® Index[2]		13.85%%	37.86%%	13.46%)%
S&P 500® Index[3]		14.08%%	38.02%%	14.17%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	7.64%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.82)%%
Growth Allocation Composite Index[6]		10.20%%	29.15%%	9.69%)%
Morningstar Moderately Aggressive Allocation Category Average[7]		8.72%%	25.81%%	8.38%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index formeasuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 127,264,523
Holdings Count | Holding	24
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$127,264,523%
Total number of portfolio holdings	$24%
Portfolio turnover rate	$42%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	81.7%)
Fixed Income Funds	16.2%)
Short-Term Investments	4.4%)
Other Assets, Less Liabilities	(2.3)%

[1]	Annualized.
[2]	Annualized.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[10]	Annualized.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	Annualized.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[14]	Annualized.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[16]	Annualized.
[17]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[18]	Annualized.
[19]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[20]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[21]	Annualized.
[22]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[23]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[24]	Annualized.
[25]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[26]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[27]	Annualized.
[28]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[29]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[30]	Annualized.
[31]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[32]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[33]	Annualized.
[34]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[35]	Annualized.
[36]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[37]	Annualized.
[38]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[39]	Annualized.
[40]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[41]	Annualized.
[42]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[43]	Annualized.
[44]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[45]	Annualized.
[46]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[47]	Annualized.
[48]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[49]	Annualized.
[50]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[51]	Annualized.
[52]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[53]	Annualized.
[54]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[55]	Annualized.
[56]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[57]	Annualized.
[58]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[59]	Annualized.
[60]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[61]	Annualized.
[62]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.